Shareholder Report, Holdings (Details)	Mar. 31, 2025
Virtu Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Sirius Point [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
E Z C O R P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Genworth Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Antero Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Ortho Fix Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Dole P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Perrigo Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
L S I Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Health Care Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.61%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.48%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	28.28%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.45%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	9.14%
Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	12.47%
Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.29%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.09%